Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
Summary of other receivables

Other receivables are as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Advances to suppliers	10,107	703
Accrued income and prepayments	10,881	9,847
VAT receivables	19,803	20,789
Other receivables	3,109	1,671
Total other receivables	43,900	33,010